Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

Note 14. Segment Reporting

The Company is comprised of a single reportable segment, its Device Segment. This organizational structure aligns with how our Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, manages the Company’s business, including resource allocation and performance assessment. The Company is focused entirely on the development, regulatory approval and commercialization of the Company’s adult and pediatric Selective Cytopheretic Devices (SCDs). The Company had total assets of $7.6 and $4.7 million, as of March 31, 2025 and December 31, 2024, respectively.

For segment reporting purposes, the CODM uses operating profit/(loss) to evaluate segment performance and allocate resources. As a Company that only recently began limited commercial sales of QUELIMMUNE, the CODM is primarily focused on evaluating the overall spending for research and development activities needed to fund further development of the SCDs, and general and administrative activities incurred to support the research and development activities of the Company. Accounting policies associated with the Company’s sole segment are the same as those described in Note 1.

All of the Company’s sales are located within the United States. As of the date of this report, the Company has obtained regulatory approval for commercial sales in the U.S. of QUELIMMUNE from the FDA. The Company does not have any inter-entity sales or transfers.

The following table represents the Company’s sole segment’s operating results for the three months ended March 31, 2025 and 2024, respectively.

	Three Months Ended March 31
	2025	2024

Net Revenue	$293	$—
Cost of goods sold	—	—
Gross profit	$293	$—
Operating expenses
Research and development	2,431	1,697
General and administrative	1,684	2,253
Total operating expenses	$4,115	$3,950
Loss from operations	$(3,822)	$(3,950)

(*)	- Non-operating expenses consist of interest expense, interest income, and gains and losses from changes in the fair value of liability classified financial instruments such as warrants and convertible debt.

Note 17. Segment Reporting

The Company is comprised of a single reportable segment, its Device Segment. This organizational structure aligns with how our Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, manages the Company’s business, including resource allocation and performance assessment. The Company is focused entirely on the development, regulatory approval and commercialization of the Company’s adult and pediatric Selective Cytopheretic Devices (SCDs). The Company had a total of 19 employees at December 31, 2024, and total assets of $4.7 and $3.5 million, as of December 31, 2024 and 2023, respectively.

For segment reporting purposes, the CODM uses operating profit/(loss) to evaluate segment performance and allocate resources. As a Company that only recently began limited commercial sales of QUELIMMUNE, the CODM is primarily focused on evaluating the overall spending for research and development activities needed to fund further development of the SCDs, and general and administrative activities incurred to support the research and development activities of the Company. Accounting policies associated with the Company’s sole segment are the same as those described in Note 1.

All of the Company’s sales are located within the United States. As of the date of this report, the Company has obtained regulatory approval for commercial sales in the U.S. of QUELIMMUNE from the FDA. The Company does not have any inter-entity sales or transfers.

The following table represents the Company’s sole segment’s operating results for the years ended December 31, 2024 and 2023, respectively.

	Year Ended December 31,
	2024	2023

Net Revenue	$135	$—
Cost of goods sold	—	—
Gross profit	$135	$—
Operating expenses
Research and development	9,105	5,973
General and administrative	8,872	8,237
Total operating expenses	$17,977	$14,210
Loss from operations	$(17,842)	$(14,210)
Non-operating expenses (*)	(6,985)	(12,022)
Net loss before taxes	$(24,827)	$(26,232)

(*)	- Non-operating expenses consist of interest expense, interest income, and gains and losses from changes in the fair value of liability classified financial instruments such as warrants and convertible debt.